Accounts Receivable, Net (Tables)	12 Months Ended
Jul. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	As of July 31,
	2025	2024
Accounts receivable	$1,410,083	$1,379,288
Allowance for credit losses	—	—
Accounts receivable, net	$1,410,083	$1,379,288